Financial instruments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 105,775	$ 55,270	$ 56,111
Current liabilities	110,815	11,988
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Value added tax receivable due from the Government of Ghana	$ 8,300	$ 0
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Average interest rate earned on cash and cash equivalents	4.60%	5.20%
Net exposure to foreign currency	$ 1,200	$ 600
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Net exposure to foreign currency	$ 100	$ 800